Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Construction in progress	$ 17,305	$ 41,895	$ 68,164	$ 70,788	$ 36,998
Plant and equipment amount	$ 8,968		23,491
Contractual commitments for acquisition of property, plant and equipment			$ 388,325	$ 643,962
Brazil [Member]
Property, Plant and Equipment [Abstract]
Capitalization rate			8.41%
United States [Member]
Property, Plant and Equipment [Abstract]
Capitalization rate			4.40%	3.70%	3.88%
Brazil [Member]
Property, Plant and Equipment [Abstract]
Capitalization rate				7.05%	4.21%